Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Capital	Composition of share capital:
	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares in thousands
Ordinary shares with no par value	66,667	2	6,667	0.23

Schedule of Issued and Outstanding Share Capital	Issued and outstanding share capital:
Number of shares of no par value
in thousands

Balance as of January 1, 2025	0.23
Issuance of shares	1.77
Exercise of options and warrants	-

Balance as of December 31, 2025	2

Schedule of Share Capital	The interests of the Company in the Company’s shares are as follows:
	December 31,
	2025	2024
	%

% of issued and outstanding share capital	0.05	0.24